UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    U Capital Group, LP
Address: 527 Madison Avenue
         7th Floor
         New York, New York  10022

13F File Number:  28-13353

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Alper
Title:     Chief Financial Officer/Chief Operating Officer
Phone:     212.980.4000

Signature, Place, and Date of Signing:

     Eric Alper     New York, New York/USA     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $71,706 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106     1463   100000 SH       SOLE                   100000
ARVINMERITOR INC               COM              043353101     1026    50000 SH       SOLE                    50000
BARRICK GOLD CORP              COM              067901108     5318   100000 SH       SOLE                   100000
BP PLC                         SPONSORED ADR    055622104     1325    30000 SH       SOLE                    30000
CAPSTONE TURBINE CORP          COM              14067D102      571   595239 SH       SOLE                   595239
CAREFUSION CORP                COM              14170T101      925    36000 SH       SOLE                    36000
CARMIKE CINEMAS INC            COM              143436400     1320   171000 SH       SOLE                   171000
CHEMTURA CORP                  COM NEW          163893209     9588   600000 SH       SOLE                   600000
CIT GROUP INC                  COM NEW          125581801     5888   125000 SH       SOLE                   125000
DRYSHIPS INC                   SHS              Y2109Q101     2745   500000 SH       SOLE                   500000
GLOBE SPECIALTY METALS INC     COM              37954N206     1282    75000 SH       SOLE                    75000
GOOGLE INC                     CL A             38259P508     2821     4750 SH       SOLE                     4750
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108      900   600000 SH       SOLE                   600000
ISTAR FINL INC                 COM              45031U101      391    50000 SH       SOLE                    50000
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     3989    60000 SH       SOLE                    60000
LIFE TECHNOLOGIES CORP         COM              53217V109     5550   100000 SH       SOLE                   100000
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100     1720    50000 SH       SOLE                    50000
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105     7410   350000 SH       SOLE                   350000
POPULAR INC                    COM              733174106     1570   500000 SH       SOLE                   500000
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739      297    20000 SH       SOLE                    20000
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754      313    20800 SH       SOLE                    20800
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879      465    22000 SH       SOLE                    22000
RURAL / METRO CORP             COM              781748108      729    50020 SH       SOLE                    50020
STEC INC                       COM              784774101     3530   200000 SH       SOLE                   200000
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713     2828   175000 SH       SOLE                   175000
TRIDENT MICROSYSTEMS INC       COM              895919108      890   500000 SH       SOLE                   500000
UNITED CONTL HLDGS INC         COM              910047109     2382   100000 SH       SOLE                   100000
VERMILLION INC                 COM NEW          92407M206      451    60000 SH       SOLE                    60000
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     2644   100000 SH       SOLE                   100000
WESTERN REFNG INC              COM              959319104     1375   130000 SH       SOLE                   130000